Business Segment Information (Tables)	12 Months Ended
Jan. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The tables below present information about total revenue, total costs and expenses, income (loss) from operations, interest expense, depreciation and amortization, other non-cash items, and segment performance for the fiscal years ended January 31, 2012, 2011 and 2010:

	Verint	All Other	Consolidation
	(In thousands)
Fiscal Year Ended January 31, 2012:
Total revenue	$782,648	$—	$782,648
Total costs and expenses	$696,170	$88,430	$784,600
Income (loss) from operations	$86,478	$(88,430)	$(1,952)
Computation of segment performance:
Total revenue	$782,648	$—
Segment revenue adjustment	13,599	—
Segment revenue	$796,247	$—
Total costs and expenses	$696,170	$88,430
Segment expense adjustments:
Stock-based compensation expense	27,910	5,040
Amortization of acquisition-related intangibles	35,302	—
Compliance-related professional fees	1,012	25,285
Strategic evaluation related costs	—	11,144
Litigation settlements and related costs	—	4,968
Acquisition-related charges	9,061	—
Other	3,190	17
Segment expense adjustments	76,475	46,454
Segment expenses	619,695	41,976
Segment performance	$176,552	$(41,976)

Interest expense	$(32,358)	$(21)	$(32,379)
Depreciation and amortization	$(53,040)	$(260)	$(53,300)
Other non-cash items (1)	$(270)	$—	$(270)

(1)	Other non-cash items consist of write-downs of property and equipment and capitalized software.

	Verint	All Other	Consolidated
	(In thousands)
Fiscal Year Ended January 31, 2011:
Total revenue	$726,799	$—	$726,799
Total costs and expenses	$653,694	$79,379	$733,073
Income (loss) from operations	$73,105	$(79,379)	$(6,274)
Computation of segment performance:
Total revenue	$726,799	$—
Segment revenue adjustment	—	—
Segment revenue	$726,799	$—
Total costs and expenses	$653,694	$79,379
Segment expense adjustments:
Stock-based compensation expense	46,819	6,796
Amortization of acquisition-related intangibles	30,554	—
Compliance-related professional fees	28,913	50,668
Compliance-related compensation and other expenses	—	45
Strategic evaluation related costs	—	3,065
Litigation settlements and related costs	—	(17,060)
Acquisition-related charges	1,690	—
Other	3,505	—
Segment expense adjustments	111,481	43,514
Segment expenses	542,213	35,865
Segment performance	$184,586	$(35,865)

Interest expense	$(29,896)	$(17)	$(29,913)
Depreciation and amortization	$(48,951)	$(254)	$(49,205)
Other non-cash items (1)	$(334)	$—	$(334)

(1)	Other non-cash items consist of write-downs of property and equipment.

	Verint	All Other	Consolidated
	(In thousands)
Fiscal Year Ended January 31, 2010:
Total revenue	$703,633	$60	$703,693
Total costs and expenses	$637,954	$56,894	$694,848
Income (loss) from operations	$65,679	$(56,834)	$8,845
Computation of segment performance:
Total revenue	$703,633	$60
Segment revenue adjustment	—	—
Segment revenue	$703,633	$60
Total costs and expenses	$637,954	$56,894
Segment expense adjustments:
Stock-based compensation expense	44,237	7,398
Amortization of acquisition-related intangibles	30,289	—
Compliance-related professional fees	54,472	12,704
Compliance-related compensation and other expenses	—	3,157
Strategic evaluation related costs	—	236
Litigation settlements and related costs	—	2,771
Acquisition-related charges	762	—
Restructuring and integration charges	141	—
Other	39	1,759
Segment expense adjustments	129,940	28,025
Segment expenses	508,014	28,869
Segment performance	$195,619	$(28,809)

Interest expense	$(24,964)	$(103)	$(25,067)
Depreciation and amortization	$(49,290)	$(151)	$(49,441)
Other non-cash items (1)	$(159)	$(491)	$(650)

(1)	Other non-cash items consist of write-downs and impairments of intangible assets and property and equipment.

Schedule of Total Assets by Segment [Table Text Block]	As of January 31, 2012, 2011 and 2010, total assets of Verint were as follows:

	January 31,
	2012	2011	2010
	(In thousands)
Verint	$1,564,923	$1,441,424	$1,461,818

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Revenue by geographic region and revenue by geographic region as a percentage of total revenue, for the fiscal years ended January 31, 2012, 2011 and 2010 was as follows:

	Fiscal Years Ended January 31,
	2012		2011		2010
	(Dollars in thousands)
United States	$342,479	44%	$292,604	40%	$328,420	47%
United Kingdom	83,787	11%	102,389	14%	65,793	9%
Other foreign (1)	356,382	45%	331,806	46%	309,480	44%
Total	$782,648	100%	$726,799	100%	$703,693	100%
(1) Other foreign consists of numerous countries, none of which represents more than 5% of total revenue in any fiscal year presented.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
Property and equipment, net, by country of domicile consists of the following as of January 31, 2012 and 2011:

	January 31,
	2012	2011
	(In thousands)
United States	$12,970	$11,137
Israel	10,150	8,226
Germany	2,309	2,474
UK	2,024	796
Canada	694	371
Other	1,706	1,992
	$29,853	$24,996